Stradley Ronon Stevens & Young, LLP

2005 Market Street

Suite 2600

Philadelphia, Pennsylvania 19103-7098

Telephone (215) 564-8000

1933 Act Rule 497(c)

1933 Act File No. 033-111986

1940 Act File No. 811-21475

December 14, 2011

FILED VIA EDGAR

Attn: Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RBC Funds Trust (the “Registrant”)
SEC File Nos. 033-111986 and 811-21475
Rule 497(c) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated November 23, 2011, for the RBC BlueBay Funds, series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on December 5, 2011 (Accession Number: 0000897101-11-002055).

Please direct questions or comments relating to this filing to me at the above referenced telephone number.

Very truly yours,

/s/ Joan Ohlbaum Swirsky
Joan Ohlbaum Swirsky